Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Income (loss) before taxes on income, as reported in the statements of comprehensive income (loss)	$ (1,347)	$ 2,986	$ (781)
Theoretical tax expense (benefit)	(310)	687	(187)
Expenses (income) not recognized for tax purposes	55	(201)	(95)
Temporary differences in the reported year for which no deferred taxes were recognized	(1)	(633)
Increase in taxes resulting mainly from taxable losses in the reported year for which no deferred taxes were recognized	256	147	282
Tax benefit